Details of Movement in Restructuring Provisions Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Initial restructuring charge recorded	$ 4,065	$ 4,094	$ 8,159
Cash payments	(2,243)	(901)	(3,144)
Foreign exchange movement			0
Closing provision	5,015	3,193	5,015
Workforce reduction
Restructuring Cost and Reserve [Line Items]
Initial restructuring charge recorded	2,096	4,094	6,190
Cash payments	(2,243)	(901)	(3,144)
Foreign exchange movement			0
Closing provision	3,046	$ 3,193	3,046
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Initial restructuring charge recorded	1,969		1,969
Foreign exchange movement			0
Closing provision	$ 1,969		$ 1,969